UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET- BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C.78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: Clayton Services LLC

Principal Business Address: 2638 South Falkenburg Road, Riverview, FL 33578

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: First Republic Bank

Business Name (if Different):

Principal Business Address:  111 Pine Street , San Francisco, CA 94111

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings	Methodology And Assumptions For Rating U.S. RMBS Issued 2009 and Later. U.S. Residential Mortgage Input File Format For Levels dated Feb 22, 2018.
Moody’s Investors Service, Inc.	Moody’s Approach to Rating US Prime RMBS dated November 15, 2018
Fitch Ratings, Inc.	Fitch RMBS Master Rating Criteria dated September 27, 2019
DBRS, Inc.	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Kroll Bond Rating Agency, Inc.	US RMBS Rating Methodology, dated July 7, 2016
Morningstar Credit Ratings, LLC	Morningstar RMBS Ratings Methodology, dated April 2018

Item 4. Description of the due diligence performed

Refer to the accompanying Due Diligence Narrative Report named, “FRMT 2020-1” dated May 8, 2020.

Item 5. Summary of findings and conclusions of review

Refer to the section “Clayton Due Diligence Results” in the accompanying Due Diligence Narrative Report named, “FRMT 2020-1” May 8, 2020.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1:	Clayton Services LLC

By:	Joseph Ozment	/s/ Joseph Ozment
(Print name of duly authorized person)		(Signature)

Date:	05/08/2020

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